Chad E. Fickett Assistant General Counsel and Assistant Secretary 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 1209 office 414 625 5151 fax chadfickett@northwesternmutual.com

VIA EDGAR

April 28, 2017

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account

Variable Executive Life File Nos. 333-36865; 811-03989

Variable Joint Life File Nos. 333-59103; 811-03989

EDGAR CIK 0000742277, and

Northwestern Mutual Variable Life Account II

Custom Variable Universal Life File Nos. 333-136124; 811-21933

Executive Variable Universal Life File Nos. 333-136305; 811-21933

Survivorship Variable Universal Life File Nos. 333-136308; 811-21933

EDGAR CIK 0001359314

Post-Effective Amendments to Registration Statements on Form N-6

Dear Commissioners:

On behalf of The Northwestern Mutual Life Insurance Company (the “Company”), and Northwestern Mutual Variable Life Account and Northwestern Mutual Variable Life Account II (the “Accounts”), we are submitting herewith the following Securities Act of 1933 Post-Effective Amendments (“PEAs”), and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	PEA No.	Amendment No.
Northwestern Mutual Variable Life Account
Variable Executive Life	30	76
Variable Joint Life	30	77

Northwestern Mutual Variable Life Account II
Custom Variable Universal Life	16	52
Executive Variable Universal Life	17	53
Survivorship Variable Universal Life	16	54

Securities and Exchange Commission

April 28, 2017

The PEAs and Amendments are being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act primarily for purposes of responding to comments received from Mr. Keith Gregory of the SEC Staff on March 31, 2017 on the Accounts’ registration statements (as well as any subsequent conversations), updating certain financial information and making routine and other clarifying changes. Our intention is that the PEAs and Amendments noted above will become effective on May 1, 2017, in accordance with the provisions of paragraph (b) of Rule 485. As required by paragraph (b)(4) of Rule 485, the undersigned represents that the PEAs noted above do not contain disclosures which would render them ineligible to become effective pursuant to paragraph (b) of the Rule.

The following is a summary of the SEC Staff’s comments and our proposed responses.

GENERAL

Please note that we generally gave the registration statements a limited review of the marked text in the SVUL registration statement; we note representations in the transmittal letter that the changes were limited to changes disclosed in the transmittal letter and highlighted in the marked documents provided.

1.	COMMENT: Please confirm supplementally that changes made in response to comments will be made to all prospectuses filed by the registrant with the applicable separate account.

RESPONSE: The Company confirms that changes made in response to comments have been made, where appropriate and applicable, to the registration statements of all policies named herein.

COVER PAGE

2.	COMMENT: Please revise applicable disclosure regarding state variations to state that all material state variations are disclosed in the prospectus or in an appendix to the prospectus.

RESPONSE: The Company has added the requested disclosure.

3.	COMMENT: Please confirm supplementally that all material state variations are disclosed in the prospectus and not the SAI, and please revise the prospectus as applicable, including where a rider may not be available in a particular state.

RESPONSE: The Company confirms that all material state variations are disclosed in the applicable prospectus and, if necessary, has revised disclosure for specificity regarding the availability of riders in a particular state.

4.	COMMENT: Please confirm supplementally that all investment options that be been offered by the Policy prior to May 1, 2017 and which policy owners are still invested are reflected on the list of investment options on the cover and, if any such investment option is no longer offered, please list such option and indicated the dates on which the option was offered.

RESPONSE: The Company confirms that the current list of funds is a complete and accurate list of all underlying funds held by any Policy owner.

Securities and Exchange Commission

April 28, 2017

FEE & EXPENSE TABLES – Transaction Fees

5.	COMMENT: For clarity, please consider revising the current charge disclosure in plain English in the table to provide clarity in circumstances where policy fees depend on policy anniversary. Please consider using date ranges and/or non-defined terms where appropriate.

RESPONSE: The Company has generally revised disclosure as noted below for clarity in circumstances where a particular policy owner’s fee depends on when he or she passes their policy anniversary in 2017:

Your current charge depends on the Policy Date of your Policy.

Is the Policy Date on your Policy prior to January 1, 2017?

If your answer is “No” your current charge is 0.85% of Premium Payments.

If your answer is “Yes” please answer the following question.

Have you passed your 2017 Policy Anniversary?

If your answer is “Yes” your current charge is 0.85% of Premium Payments.

If your answer is “No” your current charge is 1% of Premium Payments. Once you reach your 2017 Policy Anniversary your current charge will be 0.85% of subsequent Premium Payments.

The Company believes that using defined terms is the best way to convey the information without adding further complexity. However, for clarity the Company has added a general footnote and/or disclosure where appropriate that reads: “Please see ‘Policy Anniversary’ and ‘Policy Date’ in the Glossary of Terms to understand how it will affect the charges applicable to your Policy.”

FEE & EXPENSE TABLES – Periodic Charges (Other than Portfolio Operating Expenses)

6.	COMMENT: In footnotes 1 and 2, as appropriate, please revise applicable disclosure to include information about how a policy owner may obtain more information about their specific fees in accordance with Instruction 3(b) to Item 3 of Form N-6.

RESPONSE: Please note that footnote 2 indicates that a policy owner should “request an illustration for personalized information.” However, for clarity, the Company has revised this disclosure to read, “Please request an illustration from your financial representative for personalized information, including the particular charges applicable to your Policy.” In addition, the company has added similar disclosure to footnote 1 as appropriate.

7.	COMMENT: Please make note of Instruction 1(a) of Form N-6 and revise table disclosures accordingly.

Securities and Exchange Commission

April 28, 2017

RESPONSE: In response, the Company has revised the applicable disclosure and rounded all “dollar figures” to the nearest dollar unless in the view of the Company doing so would materially misstate, or have the potential to materially misstate, fees paid by policy owners (e.g., generally those cases where rounding would produce amounts equal to $0.00 for fees smaller than $0.50). Per the Staff’s request in prior years, for amounts lower than $0.01 the Company has rounded all figures to the first non-zero numeric digit.

8.	COMMENT: We note that the minimum and maximum charges for different periodic charges assume different characteristics. Please supplementally explain why the maximum figures in the tables do not assume the same characteristics and revise disclosure if appropriate.

RESPONSE: Please note that the Company does not read Form N-6 in such a manner as to require that all periodic fees disclose charges for the same characteristic policy owner and not all charges vary by the same policy/insured characteristics. In addition, some charges do not apply to all policies (e.g., optional benefit charges). Finally, depending on the duration of the policy, some charges may reach their guaranteed maximum charge at a point where other charges no longer apply.

9.	COMMENT: Please explain why the characteristics for the maximum cost of insurance charge in footnote #3 refers to one male and one female while the minimum cost of insurance charge in footnote #4 refers to two females.

RESPONSE: Please see Registrant’s response to comment #8 above. In addition, please note that the maximum Cost of Insurance charge of $83 (monthly) per $1,000 of net amount at risk equates to $1,000 (annually) per net amount at risk. This is the maximum charge at Attained Age 120 of the younger insured when both Insureds have a substandard risk classification. Footnote #3 assumes one male and one female because this is the most common gender combination for a survivorship policy. However, the same maximum charge would still apply if we altered the footnote to be based on two males or two females. To address this, we also state in the footnote, “The maximum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics.”

By contrast, the minimum Cost of Insurance charge in footnote #4 is based on two females, Premier Non-Tobacco risk classification, both Issue Age 20. A different (slightly higher) Cost of Insurance Charge would apply if this were switched to one male and one female, so this latter combination of Insured characteristics is not the minimum charge.

INFORMATION ABOUT THE POLICY – Right to Return Policy

10.	COMMENT: It is unclear whether you invest assets in the government money market fund during the free look period for states that require a return of premium. If so, please disclose that information in this section.

RESPONSE: Please see the Company’s response to Comment #11 below.

Securities and Exchange Commission

April 28, 2017

11.	COMMENT: Please revise applicable disclosure to read as follows:

Unless state law requires otherwise, the amount of your refund will equal the sum of (a) the Invested Assets (the sum of all amounts in the Divisions) under your Policy on the date we receive your returned Policy or a written cancellation request at our Home Office plus (b) any previously deducted Premium Expense Charge, Monthly Policy Charge and Service Charges. In the event applicable state law requires us to return the full amount of your premium payment, we will ~~do so.~~ return the greater of the full amount of your premium or the sum of (a) the Invested Assets in the government money market division on the date we receive your returned Policy or a written cancellation request at our Home Office plus (b) any previously deducted Premium Expense Charge, Monthly Policy Charge and Service Charges.

RESPONSE: The Company respectfully declines to comply with the Commission Staff comment. The Company notes that paragraph (b)(13)(viii) of Rule 6e-3(T) under the Investment Company Act of 1940 allows life insurance company issuers of flexible premium variable life insurance policies, such as the Company, to refund premium payments upon a policy owner’s exercise of the state prescribed free look right, rather than cash value plus charges previously deducted, for policies issued in states that require the return of premium payments upon exercise of such right. In the release amending Rule 6e-3(T) dated March 30, 1987 (the “1987 Release”), the Commission, in addressing the relief provided by paragraph (b)(13)(viii), indicated that it would be appropriate for life insurers, consistent with bearing the investment risk associated with returning premium payments upon a policy owner’s exercise of the free look right, to require the allocation of premium payments to a money market sub-account for the duration of the free look period. See SEC Rel. No. IC-15651 at n. 87. The Company, along with other life insurance company issuers of flexible premium variable life insurance policies, have developed and administered their free look allocation and refund procedures in reliance upon the relief provided by paragraph (b)(13)(viii) of Rule 6e-3(T) and the related guidance provided by the Commission in the 1987 Release.

The Company notes that life insurance company issuers of variable annuity contracts frequently implement refund procedures that provide for the return of the greater of contract value plus charges previously deducted or premium payments where the company allocates premium payments under the contract to a money market sub-account for the duration of the free look period as a condition for reliance upon SEC no-action letter authority. See MONY America Variable Account A (pub. avail. Oct. 26, 1988); LBVIP Variable Annuity Account I (pub. avail. Jan. 22, 1988); Fidelity Investments Variable Annuity Account I (pub. avail. Dec. 8, 1987). That practice is consistent with the Commission Staff’s recommendation. The Company notes, however, that life insurance company issuers of variable annuity contracts must rely on such no-action letter authority since they are ineligible to rely upon on the relief provided by paragraph (b)(13)(viii) of Rule 6e-3(T) and the related Commission guidance in the 1987 Release.

Please note, however, that the Company has added a cross reference for the reader as follows: “(See ‘Allocating Premiums to the Separate Account’ for more information regarding your initial premium payment.)”

Securities and Exchange Commission

April 28, 2017

DEATH BENEFIT – Life Insurance Benefit

12.	COMMENT: In the first paragraph, please add disclosure indicating that payments from your general account are backed “by your financial strength.”

RESPONSE: The Company responds by noting that the requested disclosure can generally be found in the Northwestern Mutual section, relevant parts of which read (emphasis added for illustration):

General Account assets are used to guarantee the payment of certain benefits under the Policy, including death benefits. To the extent that we are required to pay you amounts under these benefits that are in addition to Invested Assets in the Separate Account, such amounts will come from General Account assets. Thus, Owners must look to the strength of the Company and its General Account with regard to guarantees under the Policy…The assets in the General Account are subject to the claims of the Company’s general creditors.

For clarity, the Company has generally revised disclosure to included disclosure in this regard provided in the section noted above:

Payments under these plans are from our General Account, and are subject to the claims of our creditors. Owners must look to the financial strength of the Company and its General Account with regard to guarantees under the Policy. ~~Please see the “Northwestern Mutual” section for more information regarding our General Account and guarantees under your Policy.~~

CHARGES AND DEDUCTIONS

13.	COMMENT: In the second paragraph of the Premium Expense Charges sub-section please consider disclosing the date the federal tax law changed.

RESPONSE: Registrant has added the date reference.

14.	COMMENT: For clarity, please consider revising the current charge disclosure in plain English in the narrative disclosure to provide clarity in circumstances where policy fees depend on policy anniversary. Please consider using bullet points and/or non-defined terms where appropriate.

RESPONSE: The Company has generally revised disclosure (e.g., as noted below) for clarity in circumstances where a particular policy owner’s fee depends on when he or she passes their policy anniversary in 2017:

This charge depends on your Policy Date and your Policy Anniversary (see “Glossary of Terms”). We make a charge of 0.85% against each Premium Payment to compensate us for the additional corporate tax burden for Policies:

•	with a Policy Date after December 31, 2016; or
•	with a Policy Date prior to January 1, 2017 that have passed their 2017 Policy Anniversary.

Securities and Exchange Commission

April 28, 2017

For Policies with a Policy Date prior to January 1, 2017 that have not passed their 2017 Policy Anniversary, we currently make a charge of 1.00% against each Premium Payment paid prior to the Policy Anniversary in 2017. After your Policy Anniversary in 2017, we will make a charge of 0.85% against subsequent Premium Payments.

With respect to defined terms, the Company still believes they are the most useful way to convey the information without adding further complexity. As noted above, however, we have added a reference to the Glossary for clarity.

STATEMENT OF ADDITIONAL INFORMATION

15.	COMMENT: Please provide any missing information required by Items 16 and 21(a) of Form N-6 as appropriate.

RESPONSE: The Company has provided all required information with this PEA. Please note that in some cases information may be either inapplicable or, pursuant to the general instructions, not included to avoid duplication of information provided in the prospectus.

* * *

We believe that the PEAs and Amendments are complete and respond to all SEC Staff comments. If you have any questions regarding this letter or the enclosed, please contact me at (414) 665-1209. We greatly appreciate the Staff’s efforts in assisting the Accounts with this filing.

Please call the undersigned with any questions or comments about this filing.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
Assistant General Counsel and Assistant Secretary

Enclosures